FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Marketable securities	$573	$571
Restricted cash	75	165
Derivative assets	190	185
Loans and notes receivable	306	396
Other financial assets (1)	265	220
Total current	$1,409	$1,537
Non-current
Marketable securities	$2,396	$2,333
Restricted cash	65	63
Derivative assets	179	337
Loans and notes receivable (2)	5,402	5,734
Other financial assets (1)	2,207	2,367
Total non-current	$10,249	$10,834
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Loans and notes receivable includes $4,678 million (December 31, 2024: $5,014 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.